Prepayments and Other Assets, Net (Details) ¥ in Millions, $ in Millions							6 Months Ended		12 Months Ended
	Aug. 15, 2025 USD ($)	Aug. 15, 2025 CNY (¥)	Jul. 30, 2024 USD ($)	Jul. 30, 2024 CNY (¥)	Jun. 19, 2024 USD ($)	Jun. 19, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Aug. 15, 2025 CNY (¥)	Jul. 30, 2025	Jul. 25, 2025 USD ($)	Jul. 25, 2025 CNY (¥)	Jun. 11, 2024
Prepayments and Other Assets, Net [Line Items]
Repayment amount							$ 2.8	¥ 20.0
Loan payment							$ 8.7	¥ 62.5
Shengfeng Supply Chain Management Co., Ltd. [Member]
Prepayments and Other Assets, Net [Line Items]
Equity interest percentage					49.00%	49.00%
Consideration transfer amount									$ 6.1	¥ 44.0
Pingtan SF’s [Member]
Prepayments and Other Assets, Net [Line Items]
Consideration transfer amount					$ 6.8	¥ 49.0
Repayment amount			$ 6.8	¥ 49.0
Subsequent Event [Member]
Prepayments and Other Assets, Net [Line Items]
Interest rate												2.60%
Subsequent Event [Member] | Shengfeng Supply Chain Management Co., Ltd. [Member]
Prepayments and Other Assets, Net [Line Items]
Equity interest percentage													49.00%	49.00%
Loan amount	$ 2.8										¥ 20.0		$ 6.8	¥ 49.0
Cash consideration	$ 6.1	¥ 44.0
Subsequent Event [Member] | SF Smart [Member]
Prepayments and Other Assets, Net [Line Items]
Equity interest percentage	49.00%										49.00%
Hubei Tongzhou Information Harbor Co., Ltd [Member]
Prepayments and Other Assets, Net [Line Items]
Equity interest															100.00%